CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018 [1]	Jun. 30, 2017 [1]
Statement of comprehensive income [abstract]
Net loss	$ (637,621)	$ (113,432)	$ (37,449)
Items that will not be reclassified to profit or loss in subsequent periods:
Net change in unrealized gain on investments classified at fair value through other comprehensive income	38,662	0	0
Income tax effect	(8,813)	0	0
Other comprehensive income for items that will not be reclassified to profit or loss, net of tax	29,849	0	0
Items that will be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustment	(35)	118	140
Net change in unrealized gain (loss) on investments classified at fair value through other comprehensive income (loss)	1,340	(586)	(945)
Net gain (loss) on derivatives designated as hedging instruments	1,539	(8,341)	3,164
Income tax effect	(553)	2,502	(812)
Other comprehensive income (loss) after tax that will be reclassified to profit or loss in subsequent periods	2,291	(6,307)	1,547
Other comprehensive income (loss)	32,140	(6,307)	1,547
Total comprehensive loss, net of tax, attributable to:
Total comprehensive loss attributable to owners of Atlassian Corporation Plc	$ (605,481)	$ (119,739)	$ (35,902)

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.